Liability under insurance contracts - Liability adequacy test, LA (Details)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Bottom of range [member]
Disclosure Of Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates	3.19%	2.68%
Top of range [member]
Disclosure Of Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates	3.77%	3.30%
Liability Adequacy Test For Life Insurance [Member] | Bottom of range [member] | Shinhan Life Insurance Co., Ltd. [Member]
Disclosure Of Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates	3.39%	3.623%	2.861%
Actuarial assumption of mortality rates	16	10.38	11.36
Acturial Assumption Of Surrender Ratio	0.00%	0.53%	0.76%
Liability Adequacy Test For Life Insurance [Member] | Bottom of range [member] | Orange Life Insurance Co., Ltd.
Disclosure Of Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates		3.623%	2.861%
Actuarial assumption of mortality rates		15	20
Acturial Assumption Of Surrender Ratio		0.00%	0.00%
Liability Adequacy Test For Life Insurance [Member] | Top of range [member] | Shinhan Life Insurance Co., Ltd. [Member]
Disclosure Of Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates	19.541%	23.477%	16.336%
Actuarial assumption of mortality rates	751	585.90	497.99
Acturial Assumption Of Surrender Ratio	84.00%	29.83%	33.03%
Liability Adequacy Test For Life Insurance [Member] | Top of range [member] | Orange Life Insurance Co., Ltd.
Disclosure Of Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates		23.477%	16.336%
Actuarial assumption of mortality rates		255	255
Acturial Assumption Of Surrender Ratio		61.00%	50.00%